Segment Information - Narrative (Details)	6 Months Ended		12 Months Ended			14 Months Ended
	Dec. 31, 2021 segments	Dec. 31, 2020 segment	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2021 segments
Segment Reporting Information [Line Items]
Number of business segments | segments	3					2
Segment Reorganization
Segment Reporting Information [Line Items]
Number of business segments | segment		2
ADM | Customer Concentration Risk | Revenue
Segment Reporting Information [Line Items]
Percentage of exclusive and non-exclusive concession revenue			23.00%	19.00%	16.00%